OTHER NON-INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2016
Other Noninterest Expense Tables [Abstract]
Other Noninterest Expense Tables [Text Block]
Other non-interest expense at December 31, comprised:
	2014	2015	2016
	(EUR in millions)
Insurance claims, reserves movement, commissions and reinsurance premium ceded	256	306	509
Credit card costs	14	17	24
Hotel running costs	24	20	20
Broker costs	5	3	3
Rental expense	47	45	43
Taxes and duties other than income tax	32	28	30
Promotion and advertising	25	19	22
Third party fees	109	96	85
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II & III & ELA	161	197	54
Other provisions	324	339	60
Other	217	186	144
Total	1,214	1,256	994

Commissions on issues of Hellenic Republic Bank Support Plan—Pillar II & III relate to the fees payable to the Hellenic Republic with respect to the notes issued by the Bank and guaranteed by the Hellenic Republic, in the context of Pillar II & III of the Hellenic Republic Bank Support Plan and commissions on ELA funding. The related expenses following the elimination of Pillar II & III notes during 2016 decreased significantly (see Note 18).
The Group has committed under the Revised Restructuring Plan, to decrease its FTEs in Greece to a maximum of 10,250 at the end of 2017 and 9,950 at the end of 2018. Based on this commitment, as of December 31, 2015 the Group recognized a provision of EUR 118 million, which was presented within "Other Provisions". Following the VES completion in December 2016 (see Note 40) EUR 110 million was utilised in 2016.

Other Noninterest Expense Insurance Claims Reserves Movement Tables [Text Block]

Insurance claims, reserves movement, commissions and reinsurance premium ceded for the years ended December 31 comprised:
	2014	2015	2016
	(EUR in millions)
Reinsurance premiums ceded	74	74	67
Insurance benefits and claims incurred	311	324	234
Reinsurance recoveries	(6)	(40)	(25)
Net insurance claims and benefits incurred	305	284	209
Movement in mathematical and other reserves	(190)	(121)	163
Share of reinsurers	2	4	(2)
Net movement in mathematical and other reserves	(188)	(117)	161
Commission expense	55	54	57
Other insurance related expenses	10	11	15
Total	256	306	509